Nationwide BNY Mellon Dynamic US Equity Income Fund Investment Objectives and Goals - Nationwide BNY Mellon Dynamic US Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide BNY Mellon Dynamic U.S. Equity Income Fund seeks total return, consisting of capital appreciation and/or income.